Contract liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities [Line Items]
Contract liabilities	$ 38,016,000	$ 35,380,000
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of USD876 and USD846 as of December 31, 2022 and 2023, respectively)	846,000	876,000
Membership subscription
Contract Liabilities [Line Items]
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of USD876 and USD846 as of December 31, 2022 and 2023, respectively)	$ 846,000	$ 876,000